INCOME TAXES - Narrative Income Tax expense (Benefit) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Bargain purchase gain		$ 0	$ 0	$ 209
Tax effect from change in tax rate		0	340	0
Net change in measurement of deferred tax assets		454	1,201	(1,301)
Tax expense related to non-recognition and derecognition of other deferred tax assets		375		541
Tax expense (benefit) related to recognition of deferred tax assets for losses and other deductible temporary differences of previous years				(1,842)
Tax effect of foreign tax rates		41	14	(47)
Tax contingencies/settlements		87	225	183
ArcelorMittal USA LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease through loss of control of subsidiary, deferred tax asset		$ 630
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)		24.94%
Decrease through loss of control of subsidiary, deferred tax asset		$ 709
Future taxable income increase due to tax integration			$ 600	800
Increase in deferred tax assets due to tax integration				1,300
Deferred tax asset recoverability, currency adjustment				600
Ilva
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Bargain purchase gain	$ 181			$ 209